Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
The following table shows the total compensation for our NEOs for the past three fiscal years as set forth in the Summary Compensation Table, the compensation actually paid to our CEO and, on an average basis, to our other NEOs (in each case as defined by Item 402(v) of Regulation S-K), our total shareholder return (“TSR”), the TSRs of the NASDAQ Computer Index over the same period, our net income, and the most important financial performance measure for compensatory purposes, our stock price. All amounts other than per share amounts are presented in whole dollars.

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Stock Price as of December 31, ($)
					Total Return ($)	Peer Return ($)
2022	19,850,643	11,929,759	1,096,056	566,043	85.21	132.79	(150,920,305)	32.56
2021	981,848	32,179,193	1,177,418	(1,516,719)	170.66	206.76	(88,640,479)	65.21
2020	808,958	79,277,397	796,830	4,228,758	424.21	149.98	(33,476,840)	162.09

PEO Total Compensation Amount	$ 19,850,643	$ 981,848	$ 808,958
PEO Actually Paid Compensation Amount	$ 11,929,759	32,179,193	79,277,397
Adjustment To PEO Compensation, Footnote [Text Block]
The following table is a reconciliation of amounts presented in the Summary Compensation Table and Compensation Actually Paid in the preceding table. SEC rules require certain adjustments to be made to the Summary Compensation Table totals to determine compensation actually paid. Compensation actually paid does not necessarily represent cash or equity value transferred to the PEO or applicable NEO without restriction but rather is a value calculated under applicable SEC rules. In general, compensation actually paid is calculated as Summary Compensation Table total compensation adjusted to reflect the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date. All amounts presented are in whole dollars.

Year	Executives	Summary Compensation Table Total ($)	(-) Stock Awards ($)	(+ / -) Year-End Equity Value ($)	(+ / -) Change of Value of Prior Equity Awards ($)	(+ / -) Change in Value of Vested Equity Awards ($)	Compensation Actually Paid ($)
2022	CEO	19,850,643	(18,823,638)	10,903,054	(300)	—	11,929,759
	Other NEOs	1,096,056	(196,618)	124,357	(236,341)	(221,411)	566,043
2021	CEO	981,848	—	—	31,199,296	(1,951)	32,179,193
	Other NEOs	1,177,418	(461,751)	244,244	(968,541)	(1,508,089)	(1,516,719)
2020	CEO	808,958	—	—	84	78,468,355	79,277,397
	Other NEOs	796,830	(294,745)	836,255	722,978	2,167,440	4,228,758

Non-PEO NEO Average Total Compensation Amount	$ 1,096,056	1,177,418	796,830
Non-PEO NEO Average Compensation Actually Paid Amount	$ 566,043	(1,516,719)	4,228,758
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table is a reconciliation of amounts presented in the Summary Compensation Table and Compensation Actually Paid in the preceding table. SEC rules require certain adjustments to be made to the Summary Compensation Table totals to determine compensation actually paid. Compensation actually paid does not necessarily represent cash or equity value transferred to the PEO or applicable NEO without restriction but rather is a value calculated under applicable SEC rules. In general, compensation actually paid is calculated as Summary Compensation Table total compensation adjusted to reflect the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date. All amounts presented are in whole dollars.

Year	Executives	Summary Compensation Table Total ($)	(-) Stock Awards ($)	(+ / -) Year-End Equity Value ($)	(+ / -) Change of Value of Prior Equity Awards ($)	(+ / -) Change in Value of Vested Equity Awards ($)	Compensation Actually Paid ($)
2022	CEO	19,850,643	(18,823,638)	10,903,054	(300)	—	11,929,759
	Other NEOs	1,096,056	(196,618)	124,357	(236,341)	(221,411)	566,043
2021	CEO	981,848	—	—	31,199,296	(1,951)	32,179,193
	Other NEOs	1,177,418	(461,751)	244,244	(968,541)	(1,508,089)	(1,516,719)
2020	CEO	808,958	—	—	84	78,468,355	79,277,397
	Other NEOs	796,830	(294,745)	836,255	722,978	2,167,440	4,228,758

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]	*Our peer group consists exclusively of the Nasdaq Computer Index.
Tabular List [Table Text Block]
The following table is a list of the three most important performance measures (one financial; two non-financial) that are used by the Company to link compensation actually paid to company performance for the most recently completed fiscal year:

Stock price
Annual contract value of bookings
Net new subscription customers

Total Shareholder Return Amount	$ 85.21	170.66	424.21
Peer Group Total Shareholder Return Amount	132.79	206.76	149.98
Net Income (Loss)	$ (150,920,305)	$ (88,640,479)	$ (33,476,840)
Company Selected Measure Amount	32.56	65.21	162.09
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Stock price
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Annual contract value of bookings
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net new subscription customers
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (18,823,638)	$ 0	$ 0
PEO [Member] | Year End Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,903,054	0	0
PEO [Member] | Change Of Value Of Prior Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(300)	31,199,296	84
PEO [Member] | Change In Value Of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(1,951)	78,468,355
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(196,618)	(461,751)	(294,745)
Non-PEO NEO [Member] | Year End Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	124,357	244,244	836,255
Non-PEO NEO [Member] | Change Of Value Of Prior Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(236,341)	(968,541)	722,978
Non-PEO NEO [Member] | Change In Value Of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (221,411)	$ (1,508,089)	$ 2,167,440